OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial assets
Deposits paid to suppliers	¥ 525,666		¥ 1,315,545
Dividends receivable	360,342		373,252
Entrusted loans and loans receivable from third parties	1,417,284		1,466,236
Entrusted loans and loans receivable from related parties	1,278,093		1,348,016
Recoverable reimbursement for freight charges	285,428		351,976
Other financial assets	1,040,632		710,518
Financial assets included in other current assets	4,907,445		5,565,543
Financial assets included in other current assets, net of provision for impairment	1,712,457		2,358,411
Deductible input value added tax receivables	577,041		778,251
Prepaid income tax	142,056		62,139
Prepayments to related parties for purchases	127,748		154,644
Prepayments to suppliers for purchases and others	2,052,125		846,272
Other receivables	78,270		75,952
Other current assets, excluded financial assets	2,977,240		1,917,258
Other current assets, excluded financial assets, net of provision for impairment	2,977,240		1,917,258
Total other current assets	4,689,697	$ 679,942	4,275,669
USD
Financial assets
Other receivables	151,000		99,000
Other current assets [member]
Financial assets
Less: impairment allowance	¥ (3,194,988)		¥ (3,207,132)